Leases (Details) - USD ($)				1 Months Ended		3 Months Ended		6 Months Ended
	Jul. 13, 2022	Apr. 11, 2022	Mar. 28, 2022	Jul. 31, 2023	Apr. 30, 2022	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Rent expense						$ 380,320	$ 350,857	$ 760,401	$ 652,413
Weighted-average remaining lease term						43 months		43 months		49 years	60 years
Weighted average discount rate						5.14%		5.14%		5.15%	5.15%
Lease renewal				$ 35,000	$ 7,518
Operating lease				$ 1,827,063	$ 254,713
Purchase machinery and equipment	$ 240,260	$ 11,706	$ 316,798
Financing lease maturity	June 2028	June 2027	January 2028